COMMON STOCK (Details)	Sep. 30, 2021 vote shares	Feb. 21, 2021 shares	Jan. 26, 2021 shares	Jan. 25, 2021 shares	Dec. 31, 2020 vote shares	Dec. 30, 2020 shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common stock, authorized (in shares)	93,000,000	93,000,000	90,000,000	100,000,000	100,000,000	75,000,000	75,000,000
Treasury stock (in shares)					4,486,299
Number of votes | vote	1				1
Shares reserved for the issuance of warrants (in shares)	283,599				283,599
Outstanding common stock options (in shares)	11,038,739				9,250,333		10,021,444
Common stock options available for grant (in shares)	2,951,062				5,471,053
Total number of shares (in shares)	79,872,772				77,545,692
Subsequent Event
Class of Stock [Line Items]
Common stock, authorized (in shares)		93,000,000	90,000,000
Series A Preferred Stock
Class of Stock [Line Items]
Total number of shares (in shares)	20,308,856				20,308,856
Series B Preferred Stock
Class of Stock [Line Items]
Total number of shares (in shares)	11,808,789				11,808,789
Series C Preferred Stock
Class of Stock [Line Items]
Total number of shares (in shares)	8,951,819				8,951,819
Series D Preferred Stock
Class of Stock [Line Items]
Total number of shares (in shares)	23,403,203				20,344,538
Warrants
Class of Stock [Line Items]
Total number of shares (in shares)	1,126,705				1,126,705